Consolidated Balance Sheets	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY
Current assets:
Cash (including cash of VIE of RMB26,474,179 and RMB12,118,865 as of March 31, 2012 and 2013, respectively)	$ 46,697,642	290,029,715	257,167,696
Accounts receivable, net (including accounts receivable, net of VIE of RMB12,839,077 and RMB11,441,392 as of March 31, 2012 and 2013, respectively)	8,229,973	51,114,718	81,844,571
Prepaid expenses and other current assets (including prepaid expenses and other current assets of VIE of RMB1,260,738 and RMB3,395,536 as of March 31, 2012 and 2013, respectively)	2,193,867	13,625,663	16,057,117
Total current assets	57,121,482	354,770,096	355,069,384
Property and equipment, net (including property and equipment, net of VIE of RMB680,857 and RMB1,277,283 as of March 31, 2012 and 2013, respectively)	9,871,625	61,310,690	59,890,306
Goodwill	3,771,310	23,422,850	23,422,850
Intangible assets, net	2,428,491	15,082,874	17,597,266
Other assets	520,379	3,231,971	4,740,321
Total assets	73,713,287	457,818,481	460,720,127
Current liabilities:
Accrued expenses and other payables (including accrued expenses and other payables of VIE without recourse to ATA Inc. of RMB4,785,359 and RMB5,058,492 as of March 31, 2012 and 2013, respectively)	11,623,504	72,191,260	63,732,421
Deferred revenues (including deferred revenues of VIE without recourse to ATA Inc. of RMB854,095 and RMB493,284 as of March 31, 2012 and 2013, respectively)	1,187,694	7,376,527	27,333,088
Total current liabilities	12,811,198	79,567,787	91,065,509
Deferred revenues	425,757	2,644,294	3,100,116
Deferred income tax liabilities	9,448	58,681	139,931
Total liabilities	13,246,403	82,270,762	94,305,556
Shareholders' equity:
Common shares: Par value USD 0.01, authorized: 500,000,000 shares Issued: 45,962,376 and 46,000,312 shares as of March 31, 2012 and 2013, respectively Outstanding: 44,815,626 and 45,105,312 shares as of March 31, 2012 and 2013, respectively	557,265	3,461,060	3,442,803
Treasury shares-nil and 26,440 common shares as of March 31, 2012 and 2013, respectively, at cost	(53,030)	(329,357)
Additional paid-in capital	68,822,648	427,443,700	440,832,695
Accumulated other comprehensive loss	(4,247,302)	(26,379,146)	(26,004,399)
Accumulated deficit	(4,612,697)	(28,648,538)	(51,856,528)
Total shareholders' equity	60,466,884	375,547,719	366,414,571
Commitments and contingencies
Total liabilities and shareholders' equity	$ 73,713,287	457,818,481	460,720,127